                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-7400

                    Van Kampen Value Municipal Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 10/31/03
                        -----------

Date of reporting period: 04/30/03
                         -----------

Item 1.  Report to Shareholders

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2003)

------------------------------
NYSE Ticker Symbol - VKV
------------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                     7.01%
-----------------------------------------------------------------------
One-year total return(1)                                     13.52%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      8.32%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       6.98%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  6.55%
-----------------------------------------------------------------------
Commencement date                                          03/26/93
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      6.83%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 11.12%
-----------------------------------------------------------------------
Preferred share (Series A) rate(4)                           1.150%
-----------------------------------------------------------------------
Preferred share (Series B) rate(4)                           0.965%
-----------------------------------------------------------------------
Preferred share (Series C) rate(4)                           1.000%
-----------------------------------------------------------------------
Preferred share (Series D) rate(4)                           1.049%
-----------------------------------------------------------------------
Preferred share (Series E) rate(4)                           1.000%
-----------------------------------------------------------------------
Net asset value                                              $15.86
-----------------------------------------------------------------------
Closing common share market price                            $14.85
-----------------------------------------------------------------------
Six-month high common share market price (04/30/03)          $14.85
-----------------------------------------------------------------------
Six-month low common share market price (11/27/02)           $13.90
-----------------------------------------------------------------------

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming the maximum 38.6% federal income tax rate effective for calendar year 2003.

(4) See "Notes to Financial Statements" footnote #5, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2003
AAA/Aaa...........................  71.2%
AA/Aa.............................  13.0%
A/A...............................   8.6%
BBB/Baa...........................   4.5%
Non-Rated.........................   2.7%

TOP FIVE SECTORS

(as a percentage of long-term investments)


As of April 30, 2003
Transportation....................  13.7%
Public Building...................  13.1%
Health Care.......................  12.9%
Industrial Revenue................  11.8%
General Purpose...................   9.3%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--April 1993 through April 2003)
[LINE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
4/93                                                                     $15.2000                           $14.5000
6/93                                                                     $15.7000                           $14.7500
                                                                         $16.5800                           $15.2500
                                                                         $16.2500                           $14.5000
                                                                         $13.9500                           $12.8750
6/94                                                                     $13.8400                           $12.8750
                                                                         $13.5300                           $11.5000
                                                                         $12.8200                           $11.0000
                                                                         $14.0700                           $12.3750
6/95                                                                     $13.7500                           $12.3750
                                                                         $14.0800                           $12.1250
                                                                         $14.9600                           $12.5000
                                                                         $14.2000                           $12.2500
6/96                                                                     $14.0300                           $11.8750
                                                                         $14.3500                           $12.5000
                                                                         $14.6300                           $12.1250
                                                                         $14.2300                           $12.3750
6/97                                                                     $14.6700                           $13.0625
                                                                         $15.1000                           $13.7500
                                                                         $15.4300                           $13.9375
                                                                         $15.3600                           $14.1250
6/98                                                                     $15.3600                           $13.9375
                                                                         $15.8200                           $14.6250
                                                                         $15.6000                           $14.7500
                                                                         $15.4300                           $14.3750
6/99                                                                     $14.6800                           $13.7500
                                                                         $14.1700                           $12.3750
                                                                         $13.6200                           $12.0000
                                                                         $14.0000                           $11.8125
6/00                                                                     $13.9900                           $11.7500
                                                                         $14.2200                           $12.5625
                                                                         $15.0900                           $12.6250
                                                                         $15.2400                           $13.0100
6/01                                                                     $15.0600                           $13.0300
                                                                         $15.4400                           $13.4000
                                                                         $14.9700                           $13.5800
                                                                         $14.8100                           $13.7000
6/02                                                                     $15.3800                           $14.6600
                                                                         $16.2900                           $15.4500
                                                                         $15.8100                           $14.4500
                                                                         $15.7500                           $14.5800
4/03                                                                     $15.8600                           $14.8500

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF VAN KAMPEN VALUE MUNICIPAL INCOME TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDED APRIL 30, 2003. TIMOTHY D. HANEY, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 1996 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1988. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The environment over the past six
months has been defined by two major themes. The first of these was the level of interest rates. The period began with interest rates at levels not seen in over three decades and, surprisingly for many, ended with rates slightly lower. The Federal Reserve Board (the Fed) helped keep rates low with a widely anticipated rate cut in November, driven by economic uncertainty and geopolitical risk. The low level of rates led to a boom in issuance by municipalities seeking to lock in low financing costs. As a result, issuance reached a record level of $354 billion in 2002 and continued to be exceptional in the first quarter of 2003.

    The other theme in the market during the period was the relative attractiveness of municipal bonds, which produced enough demand to absorb the record issuance. Investors, wary of volatility in the equity market and in the geopolitical arena, flocked to perceived safe haven investments. Their risk aversion counteracted growing expectations for economic recovery and rising interest rates and was a key factor in keeping interest rates at historically low levels. In their ongoing preference for low-risk assets, investors bid Treasury prices up to such high levels that municipal bonds became as attractively valued as they have ever been relative to Treasuries. Insurance companies also moved heavily into municipal bonds as their mainstay corporate bond holdings became less attractive. At the same time, issuers recognized investor concerns over economic weakness by insuring roughly 50 percent of all issuance. This credit enhancement made municipal bonds even more attractive to risk-averse investors.

    While lower financing costs were a boon to municipal issuers, the continuing weakness in the economy had a negative impact on municipal credit quality, particularly in the first quarter of 2003. Moody's upgrades barely exceeded the number of downgrades in the first quarter, with credit quality facing continued pressure from rising social service costs and weak national and regional economic conditions. As a result, municipalities face enormous deficits in 2003, when their combined shortfall is expected to reach $90 billion.

    Performance along the yield curve was varied. The Fed's November rate cut fueled a rally in short-term bonds that helped pull yields lower at the front end of the curve. Despite that rally, the best performing segment of the curve was the long-intermediate portion where performance was largely driven by buying activity among institutional investors drawn to the bonds' attractive total return potential.

    The trust's monthly dividend of $0.0845 per share translated to a distribution rate of 6.83 percent based on the trust's closing common share market price on April 30, 2003. Based on these figures, investors would have to earn a distribution rate of 11.12 percent on a taxable investment (for an investor in the 38.60 percent federal income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months through April 30, 2003, the trust produced a total return of 7.01 percent based on common share market price. By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 3.59 percent for the same period. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities the index represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional information, please refer to the performance summary section.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   With interest rates hovering near
record lows, we focused on protecting the trust from the potential adverse effects of rising interest rates while maintaining the trust's yield. One of our primary methods for doing this was to purchase premium bonds with maturities between 15 and 20 years, priced to a ten-year call date. Our quantitative analysis showed that this segment of the yield curve offered a favorable combination of total return potential and downside protection. The yield of these bonds is competitive, corresponding to their 15 to 20 year maturity dates, yet their interest rate volatility is more closely related to the 10-year call feature. We funded our purchases in this maturity range chiefly through sales of bonds in the 10- and 30-year segments of the yield curve. We believe this alteration of the trust's yield curve exposure should benefit shareholders if rates rise on the short end of the yield curve.

    Several years ago, we purchased some securities that were at the time deeply discounted, with coupons well below the market rate. They were so out of favor that we were able to purchase them at extremely attractive prices. As interest rates have fallen over the intervening years, however, the bonds have come closer and closer to being current coupons. Their falling yields have given the portfolio a substantial boost in terms of price performance, and once the bonds met their performance objectives we sold them into strong retail demand. We reinvested the proceeds into premium intermediate and other securities with better total return prospects.

    The generally poor economies of the states and municipalities also led us to upgrade the portfolio's overall credit profile. The ongoing economic difficulties across the country have made uninsured and lower-quality paper increasingly unattractive in our analysis, and as a result we focused our purchases on higher-quality paper. During the period, the trust's exposure to AAA rated bonds climbed by 2 percent.

    One of the sectors we avoided during the period was tobacco bonds. These bonds were issued by states seeking to securitize their future income streams resulting from settlements from class action suits against the major tobacco companies. Recent litigation in Illinois resulted in a judge awarding billions more in a suit alleging that the companies misled smokers about the amount of nicotine in "light" cigarettes. In order to appeal, the law required the companies to put up such substantial amounts of money that some began talking about potential bankruptcy, and the tobacco bonds' credit ratings and price performance suffered accordingly. Our decision not to invest in these securities was a benefit to shareholders during the period.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           MUNICIPAL BONDS  156.8%
           ALABAMA  2.3%
$ 1,000    Birmingham Baptist Med Ctr AL Baptist
           Hlth Sys Ser A........................        5.875%  11/15/24  $   1,055,630
  5,000    Birmingham Baptist Med Ctr AL Spl Care
           Fac Fin Auth Rev (MBIA Insd) (a)......        5.750   11/15/10      5,448,450
  2,000    Jefferson Cnty, AL Swr Rev Cap Impt
           Wts Ser A (FGIC Insd).................        5.000   02/01/41      2,021,760
    286    Mobile, AL Indl Dev Brd Solid Waste
           Disp Rev Mobile Energy Svc Co Proj
           Rfdg (b) (c)..........................        6.950   01/01/20          2,142
                                                                           -------------
                                                                               8,527,982
                                                                           -------------
           ARIZONA  3.0%
  1,860    Arizona Hlth Fac Auth Hosp John C
           Lincoln Hlth Network..................        5.750   12/01/32      1,804,628
  6,000    Arizona St Trans Brd Hwy Rev Sub Ser A
           Rfdg..................................        4.750   07/01/11      6,322,020
  3,025    Pima Cnty, AZ Indl Dev Auth Indl Rev
           Lease Oblig Irvington Proj Tucson Ser
           A Rfdg (FSA Insd).....................        7.250   07/15/10      3,196,669
                                                                           -------------
                                                                              11,323,317
                                                                           -------------
           ARKANSAS  0.3%
  1,930    Arkansas St Cap Apprec College
           Savings...............................          *     06/01/16      1,116,003
                                                                           -------------

           CALIFORNIA  16.5%
  6,215    ABC, CA Uni Sch Dist Cap Apprec (FGIC
           Insd).................................          *     08/01/34      1,192,783
    195    California Rural Home Mtg Fin Auth
           Single Family Mtg Rev Ser B (GNMA
           Collateralized).......................        7.750   09/01/26        196,884
  3,000    California St Dept Wtr Res Ser A......        5.875   05/01/16      3,397,740
  5,000    California St Pub Wks Brd Dept Gen Svc
           Cap East End A (AMBAC Insd)...........        5.125   12/01/21      5,306,950
  6,000    California St Pub Wks Brd Lease Rev
           Dept of Corrections St Prisons Ser A
           Rfdg (AMBAC Insd).....................        5.250   12/01/13      6,839,340

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           CALIFORNIA (CONTINUED)
$ 2,000    California St Pub Wks Brd Lease Rev
           Dept of Corrections St Prisons Ser A
           Rfdg (AMBAC Insd).....................        5.000%  12/01/19  $   2,180,920
  5,000    California St Rfdg....................        5.000   02/01/19      5,129,750
 30,000    Foothill/Eastern Corridor Agy CA Toll
           Rd Rev Ser A Rfdg.....................          *     01/15/22     10,359,900
  1,000    Foothill/Eastern Corridor Agy CA Toll
           Rd Rev Sr Lien Ser A (Prerefunded @
           01/01/07).............................        6.500   01/01/32      1,163,620
  1,175    Kings Cnty, CA Waste Mgmt Auth Solid
           Waste Rev.............................        7.200   10/01/14      1,241,035
  9,500    Los Angeles, CA Dept Wtr & Pwr Elec
           Plant Rev Crossover Rfdg (FGIC
           Insd).................................        5.375   09/01/23      9,812,075
  5,500    Port Oakland, CA Ser L (FGIC Insd)....        5.000   11/01/32      5,535,145
  9,000    Riverside Cnty, CA Asset Leasing Corp
           Leasehold Rev Riverside Cnty Hosp Proj
           (MBIA Insd)...........................          *     06/01/21      3,629,340
  5,700    Sacramento, CA City Fin Auth Rev Comb
           Proj B (MBIA Insd)....................          *     11/01/15      3,273,681
 10,225    Santa Ana, CA Unified Sch Dist Ctf
           Part Cap Apprec Fin Proj (FSA Insd)...          *     04/01/32      2,221,074
                                                                           -------------
                                                                              61,480,237
                                                                           -------------
           COLORADO  7.1%
  4,340    Adams & Arapahoe Cntys, CO Jt Sch Dist
           Ser A (FSA Insd)......................        5.250   12/01/18      4,778,731
  4,290    Adams & Arapahoe Cntys, CO Jt Sch Dist
           Ser C (MBIA Insd).....................        5.750   12/01/08      4,938,905
  3,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy
           Rev E-470 Proj (Prerefunded @
           08/31/05).............................        7.000   08/31/26      3,470,010
  1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy
           Rev E-470 Proj Ser B (Prerefunded @
           08/31/05).............................        6.950   08/31/20      1,155,530
  9,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy
           Rev E-470 Proj Ser C (Prerefunded @
           08/31/05).............................          *     08/31/26      1,812,240
  2,000    Colorado Hlth Fac Auth Rev Catholic
           Hlth Initiatives Ser A................        5.500   03/01/32      2,059,780
  6,495    Colorado Springs, CO Utils Rev
           (Escrowed to Maturity)................        6.600   11/15/18      8,326,655
                                                                           -------------
                                                                              26,541,851
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           CONNECTICUT  0.7%
$ 2,500    Connecticut St Hlth & Ed Fac Auth Rev
           Nursing Home Pgm AHF/Hartford
           (Prerefunded @ 11/01/04)..............        7.125%  11/01/14  $   2,769,050
                                                                           -------------

           DISTRICT OF COLUMBIA  1.4%
  5,000    Metropolitan Washington DC Arpt Auth
           Sys Ser A (FGIC Insd).................        5.250   10/01/32      5,109,750
                                                                           -------------

           FLORIDA  9.8%
  1,985    Bay Cnty, FL Sch Brd Ctf Part
           (Prerefunded @ 07/01/04) (AMBAC
           Insd).................................        6.750   07/01/12      2,153,983
  2,500    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC
           Insd).................................        5.250   10/01/21      2,673,400
  5,000    Escambia Cnty, FL Hlth Fac Auth Rev
           (AMBAC Insd)..........................        5.950   07/01/20      5,480,700
  1,045    Florida Hsg Fin Agy Single Family Mtg
           Ser A Rfdg (GNMA Collateralized)......        6.650   01/01/24      1,091,920
  3,000    Hillsborough Cnty, FL Cap Impt Pgm Rev
           Criminal Justice Fac Rfdg (FGIC
           Insd).................................        5.250   08/01/16      3,057,300
  3,980    Jacksonville, FL Port Auth (MBIA
           Insd).................................        5.700   11/01/30      4,210,880
  2,780    Jacksonville, FL Port Auth
           (Prerefunded @ 11/01/10) (MBIA
           Insd).................................        5.700   11/01/30      3,243,343
 11,500    Miami-Dade Cnty, FL Aviation Rev Miami
           Intl Arpt (FGIC Insd).................        5.375   10/01/32     11,861,330
  2,830    Pinellas Cnty, FL Hsg Fin Auth Single
           Family Mtg Rev Multi Cnty Pgm Ser A
           (GNMA Collateralized).................        6.700   02/01/28      2,941,219
                                                                           -------------
                                                                              36,714,075
                                                                           -------------
           GEORGIA  3.8%
  5,000    Georgia Muni Elec Auth Pwr Rev Ser B
           (Escrowed to Maturity) (FGIC Insd)....        5.700   01/01/19      5,871,450
  2,700    Marietta, GA Dev Auth Rev First Mtg
           Life College Ser B (FSA Insd).........        5.375   09/01/09      2,968,083
  5,000    Municipal Elec Auth GA Combustion
           Turbine Proj Ser A (MBIA Insd)........        5.250   11/01/20      5,373,400
                                                                           -------------
                                                                              14,212,933
                                                                           -------------
           HAWAII  3.0%
 10,430    Hawaii St Dept Budget & Fin Spl Purp
           Rev Hawaiian Elec Co Inc Ser A (MBIA
           Insd).................................        5.650   10/01/27     11,137,467
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           ILLINOIS  9.0%
$ 7,500    Chicago, IL Brd Ed Cap Apprec Sch
           Reform B-1 (FGIC Insd)................          *     12/01/29  $   1,801,650
  3,500    Chicago, IL Cap Apprec (Prerefunded @
           07/01/05) (AMBAC Insd)................          *     01/01/17      1,630,020
 10,000    Chicago, IL Cap Apprec City Colleges
           (FGIC Insd)...........................          *     01/01/29      2,565,900
  6,000    Chicago, IL Lakefront Millenium Pkg
           Fac (MBIA Insd) (d)...................      0/5.750%  01/01/29      5,393,580
  3,180    Illinois Hlth Fac Auth Rev Children's
           Mem Hosp (MBIA Insd)..................        6.250   08/15/13      3,812,756
  1,485    Illinois Hlth Fac Auth Rev Evangelical
           Hosp Ser A Rfdg (FSA Insd)............        6.750   04/15/17      1,517,893
    825    Illinois Hlth Fac Auth Rev Evangelical
           Hosp Ser C (FSA Insd).................        6.750   04/15/17        843,274
  1,000    Illinois Hlth Fac Auth Rev Highland
           Park Hosp Proj Ser A (Prerefunded @
           10/01/07) (MBIA Insd).................        5.750   10/01/17      1,167,560
  5,000    Illinois St First Ser (FSA Insd)......        5.250   12/01/20      5,388,100
  2,070    Northern IL Univ Ctf Part Hoffman
           Estates Ctr Proj (FSA Insd)...........        5.400   09/01/16      2,391,554
  5,000    Regional Trans Auth IL Ser A (AMBAC
           Insd).................................        8.000   06/01/17      7,080,650
                                                                           -------------
                                                                              33,592,937
                                                                           -------------
           INDIANA  0.5%
  2,000    Petersburg, IN Pollutn Ctl Rev
           IN Pwr & Lt...........................        6.375   11/01/29      1,771,740
                                                                           -------------

           KANSAS  2.0%
  3,430    Kansas St Dev Fin Auth Rev KS Proj Ser
           N (AMBAC Insd)........................        5.250   10/01/20      3,678,709
  3,615    Kansas St Dev Fin Auth Rev KS Proj Ser
           N (AMBAC Insd)........................        5.250   10/01/21      3,856,916
                                                                           -------------
                                                                               7,535,625
                                                                           -------------
           KENTUCKY  0.2%
    500    Mount Sterling, KY Lease Rev KY League
           Cities Fdg Ser B......................        6.100   03/01/18        597,010
                                                                           -------------

           LOUISIANA  1.6%
  6,000    Saint Charles Parish, LA Solid Waste
           Disp Rev LA Pwr & Lt Co Proj (FSA
           Insd).................................        7.050   04/01/22      6,024,420
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           MAINE  0.8%
$ 3,000    Maine Ed Ln Mktg Corp Student Ln Rev
           Ser A4 (Std Lns Gtd)..................        5.950%  11/01/03  $   3,066,960
                                                                           -------------

           MARYLAND  2.5%
  5,000    Maryland St Econ Dev Corp MD Aviation
           Admin Fac (FSA Insd)..................        5.375   06/01/20      5,328,400
  4,000    Maryland St Trans Auth Arpt Baltimore/
           WA Intl Arpt B (AMBAC Insd)...........        5.125   03/01/24      4,100,080
                                                                           -------------
                                                                               9,428,480
                                                                           -------------
           MASSACHUSETTS  1.1%
  1,750    Massachusetts St Hlth & Ed Fac Auth
           Rev Hlthcare Sys Covenant Hlth........        6.000   07/01/31      1,832,180
  1,000    Massachusetts St Indl Fin Agy Wtr
           Treatment Amern Hingham...............        6.900   12/01/29      1,035,550
  1,000    Massachusetts St Indl Fin Agy Wtr
           Treatment Amern Hingham...............        6.950   12/01/35      1,030,670
                                                                           -------------
                                                                               3,898,400
                                                                           -------------
           MICHIGAN  7.4%
  1,250    Battle Creek, MI Downtown Dev Auth Tax
           Increment Rev (Prerefunded @
           05/01/04).............................        7.600   05/01/16      1,354,450
  5,450    Detroit, MI Convention Fac Rev Cobo
           Hall Expansion Rfdg (FSA Insd)........        5.250   09/30/12      5,641,622
  5,000    Detroit, MI Downtown Dev Auth Tax
           Increment Rev Dev Area No 1 Proj Ser
           C1 (Prerefunded @ 07/01/06)...........        6.250   07/01/25      5,797,950
  2,750    Detroit, MI Ser B Rfdg................        7.000   04/01/04      2,882,495
  3,185    Detroit, MI Wtr Supply Sys Rev Sr Lien
           Ser A (MBIA Insd).....................        5.250   07/01/20      3,444,227
  5,000    Michigan St Strategic Fd Detroit
           Edison Pollutn Ctl Ser B Rfdg.........        5.650   09/01/29      5,107,150
  3,090    Troy, MI Downtown Dev Auth Dev Rfdg
           (MBIA Insd)...........................        5.500   11/01/15      3,484,191
                                                                           -------------
                                                                              27,712,085
                                                                           -------------
           MISSISSIPPI  0.5%
  2,000    Mississippi Bus Fin Corp MS Pollutn
           Ctl Rev Sys Energy Res Inc Proj.......        5.875   04/01/22      1,975,160
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           MISSOURI  1.3%
$ 2,395    Kansas City, MO Port Auth Fac Rvrfront
           Park Proj Ser A.......................        5.750%  10/01/03  $   2,409,562
  2,195    Missouri St Hlth & Ed Fac Rev Univ MO
           Columbia Arena Proj...................        5.000   11/01/16      2,370,776
                                                                           -------------
                                                                               4,780,338
                                                                           -------------
           NEVADA  2.3%
  6,000    Clark Cnty, NV Arpt Rev Sub Lien Ser B
           (FGIC Insd)...........................        5.250   07/01/34      6,220,500
  1,440    Clark Cnty, NV Passenger Fac Charge
           Rev Las Vegas McCarran Intl Rfdg (MBIA
           Insd).................................        4.750   07/01/22      1,456,920
    940    Nevada Hsg Div Single Family Pgm Mezz
           B (FHA/VA Gtd)........................        6.550   10/01/12        973,088
                                                                           -------------
                                                                               8,650,508
                                                                           -------------
           NEW JERSEY  9.1%
  1,000    New Jersey Econ Dev Auth Econ Dev Rev
           Manahawkin Convalescent Ser A Rfdg
           (FHA Gtd).............................        6.650   02/01/23      1,052,730
  2,500    New Jersey Econ Dev Auth Mkt Trans Fac
           Rev Sr Lien Ser A (Prerefunded @
           07/01/04) (MBIA Insd).................        5.800   07/01/09      2,685,025
  2,350    New Jersey Econ Dev Auth Trans Proj
           Sublease Ser B (FSA Insd).............        5.750   05/01/09      2,723,861
  1,695    New Jersey Hlthcare Fac Fin Auth Rev
           Gen Hosp Ctr Passaic (Escrowed to
           Maturity) (FSA Insd)..................        6.000   07/01/06      1,885,687
  2,500    New Jersey Hlthcare Fac Fin Auth Rev
           Gen Hosp Ctr Passaic (Escrowed to
           Maturity) (FSA Insd)..................        6.750   07/01/19      3,226,050
 10,000    New Jersey St Ed Fac Auth Higher Ed
           Cap Impt Ser A (AMBAC Insd)...........        5.250   09/01/20     10,831,600
  4,000    New Jersey St Trans Tr Fd Auth Trans
           Sys Ser A.............................        5.750   06/15/16      4,756,600
  6,750    Salem Cnty, NJ Indl Pollutn Ctl Fin
           Auth Rev Pollutn Ctl Pub Svc Elec &
           Gas Ser A (MBIA Insd).................        5.450   02/01/32      6,900,997
                                                                           -------------
                                                                              34,062,550
                                                                           -------------
           NEW YORK  20.0%
  7,000    Metropolitan Trans Auth NY Ser A Rfdg
           (FGIC Insd)...........................        5.250   11/15/31      7,367,430
  7,270    New York City Ser A...................        7.000   08/01/04      7,745,458
  5,000    New York City Ser C...................        5.500   08/01/13      5,410,950
  5,000    New York City Ser G...................        5.750   02/01/14      5,437,200

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           NEW YORK (CONTINUED)
$ 6,000    New York City Transitional Fin Auth
           Rev Future Tax Secd Ser A (d)......... 5.500/14.000%  11/01/26  $   6,701,040
  8,240    New York City Transitional Future Tax
           Secd C Rfdg (AMBAC Insd)..............        5.250   08/01/18      9,006,155
  7,575    New York St Dorm Auth Rev City Univ
           Sys Cons Ser A........................        5.625   07/01/16      8,778,819
  2,000    New York St Dorm Auth Rev City Univ
           Third Gen Res Ser 2 (Prerefunded @
           07/01/04) (MBIA Insd).................        6.250   07/01/19      2,119,920
  3,845    New York St Dorm Auth Rev Secd Hosp
           General Hosp Rfdg.....................        5.750   02/15/20      4,226,770
  5,885    New York St Energy Resh & Dev Auth Fac
           Rev...................................        7.125   12/01/29      6,427,420
  2,310    New York St Med Care Fac Fin Agy Rev
           Saint Peter's Hosp Proj Ser A (AMBAC
           Insd).................................        5.375   11/01/13      2,373,617
  3,130    New York St Urban Dev Corp Rev
           Correctional Fac Ser A Rfdg...........        5.500   01/01/16      3,265,779
  5,000    New York St Urban Dev Corp Rev St Fac
           Rfdg..................................        5.700   04/01/20      5,772,950
                                                                           -------------
                                                                              74,633,508
                                                                           -------------
           OHIO  4.8%
  1,150    Cuyahoga Cnty, OH Hosp Fac Rev Canton
           Inc Proj..............................        7.500   01/01/30      1,275,845
  2,000    Cuyahoga Cnty, OH Multi-Family Rev Hsg
           Dale Bridge Apt (GNMA
           Collateralized).......................        6.600   10/20/30      2,105,660
  3,540    Franklin Cnty, OH Hosp Rev & Impt
           Doctor's Hosp Proj Rfdg (Escrowed to
           Maturity).............................        5.875   12/01/23      3,637,385
  1,500    Mahoning Cnty, OH Hosp Fac Forum Hlth
           Oblig Group Ser A.....................        6.000   11/15/32      1,557,525
  5,130    Muskingum Cnty, OH Hosp Fac Rev
           Bethesda Care Sys Rfdg & Impt (Connie
           Lee Insd).............................        6.250   12/01/10      5,984,709
  2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac
           Rev OH Edison Co Proj Rfdg............        5.950   05/15/29      2,001,100
  1,490    Toledo Lucas Cnty, OH Port Auth Dev
           Rev Northwest OH Bd Fd Ser C..........        6.600   11/15/15      1,516,299
                                                                           -------------
                                                                              18,078,523
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           OKLAHOMA  0.5%
$ 1,500    Jenks, OK Aquarium Auth Rev First Mtg
           (MBIA Insd)...........................        6.100%  07/01/30  $   1,760,655
                                                                           -------------

           OREGON  3.7%
  5,000    Oregon Hlth Sciences Univ Insd Ser A
           (MBIA Insd)...........................        5.250   07/01/22      5,345,700
  2,745    Oregon St Dept Admin Ser A
           (Prerefunded @ 11/01/05) (MBIA
           Insd).................................        5.250   11/01/10      3,026,088
  5,000    Oregon St Dept Admin Ser C Rfdg (MBIA
           Insd).................................        5.250   11/01/18      5,443,000
                                                                           -------------
                                                                              13,814,788
                                                                           -------------
           PENNSYLVANIA  4.7%
  5,000    Philadelphia, PA Auth Indl Ser B (FSA
           Insd).................................        5.125   10/01/26      5,209,100
  6,400    Philadelphia, PA Gas Wks Rev Ser 14
           (Prerefunded @ 07/01/03) (FSA Insd)...        6.250   07/01/08      6,583,552
  2,525    Philadelphia, PA Gas Wks Rev Ser 14
           Rfdg (FSA Insd).......................        6.375   07/01/26      2,597,947
  1,370    Philadelphia, PA Hosp & Higher Ed Fac
           Auth Rev Cmnty College Ser B Rfdg
           (MBIA Insd)...........................        6.500   05/01/08      1,620,683
  1,320    Ridley Park, PA Hosp Auth Rev Taylor
           Hosp Ser A (Escrowed to Maturity).....        6.000   12/01/05      1,408,453
                                                                           -------------
                                                                              17,419,735
                                                                           -------------
           RHODE ISLAND  1.1%
  3,000    Rhode Island St Cons Cap Dev Ln Ser
           A.....................................        5.000   08/01/12      3,068,400
  1,050    Rhode Island St Hlth & Ed Bldg Corp
           Rev Higher Ed Fac Roger Williams
           (Prerefunded @ 11/15/04) (Connie Lee
           Insd).................................        7.200   11/15/14      1,166,676
                                                                           -------------
                                                                               4,235,076
                                                                           -------------
           SOUTH CAROLINA  2.1%
  1,015    Rock Hill, SC Util Sys Rev Comb Ser C
           Rfdg (FSA Insd).......................        5.000   01/01/11      1,121,484
  6,500    South Carolina Jobs Econ Elec & Gas Co
           Proj Ser A (AMBAC Insd)...............        5.200   11/01/27      6,810,245
                                                                           -------------
                                                                               7,931,729
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           TENNESSEE  1.9%
$13,250    Johnson City, TN Hlth & Ed Fac Brd
           Hosp Rev Cap Apprec First Mtg Ser A
           Rfdg (MBIA Insd)......................          *     07/01/26  $   3,837,863
  2,500    Johnson City, TN Hlth & Ed Fac Brd
           Hosp Rev First Mtg Mtn St Hlth Ser A
           Rfdg (MBIA Insd)......................        7.500%  07/01/25      3,174,625
     95    Tennessee Hsg Dev Agy Mtg Fin Ser A...        7.125   07/01/26         98,400
                                                                           -------------
                                                                               7,110,888
                                                                           -------------
           TEXAS  13.4%
  1,815    Alliance Arpt Auth Inc TX Spl Amern
           Airl Inc Proj.........................        7.500   12/01/29        635,323
  2,000    Brazos River Auth TX Pollutn Adj TXU
           Elec Co Proj Ser C Rfdg (Variable Rate
           Coupon)...............................        5.750   05/01/36      1,968,900
  5,000    Dallas-Fort Worth, TX Intl Arpt Rev
           Impt Jt Ser A Rfdg (FGIC Insd)........        5.500   11/01/31      5,215,400
  2,345    Denton Cnty, TX Perm Impt.............        5.500   07/15/19      2,581,587
  2,250    Harris Cnty, TX Hlth Fac Dev Corp Hosp
           Rev Hermann Hosp Proj (Prerefunded @
           10/01/04) (MBIA Insd).................        6.375   10/01/24      2,436,660
  1,000    Harris Cnty, TX Hlth Fac Dev Mem
           Hermann Hlthcare Ser A................        6.375   06/01/29      1,080,900
  5,000    Harris Cnty, TX Sr Lien Toll Rd Rfdg
           (FSA Insd)............................        5.125   08/15/32      5,160,800
  4,655    Houston, TX Arpt Sys Rev Sub Lien (FSA
           Insd).................................        5.500   07/01/15      5,245,347
  3,000    Houston, TX Arpt Sys Rev Sub Lien Ser
           A (FSA Insd)..........................        5.625   07/01/30      3,125,340
  1,275    Matagorda Cnty, TX Navig Dist No 1 Rev
           Houston Lt & Pwr Ser A Rfdg (AMBAC
           Insd).................................        6.700   03/01/27      1,293,080
  5,000    Matagorda Cnty, TX Navig Dist No 1 Rev
           Houston Ltg Rfdg (AMBAC Insd).........        5.125   11/01/28      5,153,150
  2,000    Metropolitan Hlth Fac Dev Corp TX
           Wilson N Jones Mem Hosp Proj..........        7.250   01/01/31      1,808,480
  4,475    North Cent TX Hlth Fac Dev Hosp Baylor
           Hlthcare Sys Proj Ser A...............        5.125   05/15/29      4,504,177
  5,000    San Antonio, TX Elec & Gas Sys Rfdg...        5.375   02/01/16      5,540,150
  3,960    Stafford, TX Econ Dev Corp (FGIC
           Insd).................................        5.500   09/01/30      4,306,025
                                                                           -------------
                                                                              50,055,319
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)      DESCRIPTION                               COUPON      MATURITY      VALUE
           UTAH  0.7%
$ 4,950    Intermountain Pwr Agy UT Pwr Supply
           Rev Ser A Rfdg (Escrowed to Maturity)
           (FGIC Insd)...........................          *     07/01/17  $   2,623,946
                                                                           -------------

           VIRGINIA  1.0%
  2,000    Loudoun Cnty, VA Ctf Part (FSA
           Insd).................................        6.900%  03/01/19      2,128,320
  1,500    Virginia St Hsg Dev Auth Multi-Family
           Ser E Rfdg............................        5.900   11/01/17      1,540,170
                                                                           -------------
                                                                               3,668,490
                                                                           -------------
           WASHINGTON  8.1%
  5,000    Clark Cnty, WA Sch Dist 114 (FSA
           Insd).................................        5.250   06/01/19      5,434,300
  2,245    King Cnty, WA Ser B (Prerefunded @
           12/01/07).............................        6.625   12/01/15      2,716,787
  5,000    King Cnty, WA Ser B Rfdg..............        5.900   12/01/14      5,893,400
  4,000    Washington St Pub Pwr Supply Ser A
           Rfdg (FGIC Insd)......................        7.000   07/01/08      4,842,760
 10,000    Washington St Pub Pwr Supply Ser A
           Rfdg (AMBAC Insd).....................        5.700   07/01/09     11,354,900
                                                                           -------------
                                                                              30,242,147
                                                                           -------------
           WEST VIRGINIA  3.7%
  5,920    Harrison Cnty, WV Cnty Cmnty Solid
           Waste Disp Rev West PA Pwr Co Ser C
           (AMBAC Insd)..........................        6.750   08/01/24      6,366,723
  4,000    Marshall Cnty, WV Pollutn Ctl Rev OH
           Pwr Co Proj Ser C (MBIA Insd).........        6.850   06/01/22      4,136,400
  3,000    West Virginia St Wtr Dev Auth Wtr Dev
           Rev Ln Pgm II Ser A (Prerefunded @
           11/01/04) (FSA Insd)..................        6.750   11/01/33      3,307,350
                                                                           -------------
                                                                              13,810,473
                                                                           -------------
           WISCONSIN  1.3%
  2,000    Wisconsin St Hlth & Ed Fac Children's
           Hosp (FGIC Insd)......................        5.000   08/15/10      2,047,700
  2,675    Wisconsin St Hlth & Ed Fac FH Hlthcare
           Dev Inc Proj..........................        6.250   11/15/28      2,801,902
                                                                           -------------
                                                                               4,849,602
                                                                           -------------
           PUERTO RICO  3.6%
  7,000    Puerto Rico Comwlth Hwy & Tran Auth
           Hwy Rev Ser Y Rfdg (FSA Insd).........        6.250   07/01/21      8,754,270
  4,000    Puerto Rico Pub Bldgs Auth Gtd Pub Ed
           & Hlth Fac Ser M Rfdg (MBIA Insd).....        5.600   07/01/08      4,611,280
                                                                           -------------
                                                                              13,365,550
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

                                                                              MARKET
DESCRIPTION                                                                    VALUE
TOTAL LONG-TERM INVESTMENTS  156.8%
  (Cost $541,051,731)....................................................  $ 585,629,307
SHORT-TERM INVESTMENT  0.3%
  (Cost $1,300,000)......................................................      1,300,000
                                                                           -------------

TOTAL INVESTMENTS  157.1%
  (Cost $542,351,731)....................................................    586,929,307
OTHER ASSETS IN EXCESS OF LIABILITIES  3.2%..............................     11,662,479
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (60.3%)..............   (225,075,054)
                                                                           -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...........................  $ 373,516,732
                                                                           =============

 * Zero coupon bond

(a) Assets segregated as collateral for open futures transactions.

(b) Non-income producing security.

(c) Issuer has filed for protection in federal bankruptcy court.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

AMBAC--AMBAC Indemnity Corp.
Connie Lee--Connie Lee Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FHA/VA--Federal Housing Administration/Department of Veterans Affairs
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Investors Assurance Corp.
Std Lns--Student Loans

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $542,351,731).......................  $586,929,307
Cash........................................................       279,508
Receivables:
  Interest..................................................     9,254,692
  Investments Sold..........................................     8,303,144
Other.......................................................         1,134
                                                              ------------
    Total Assets............................................   604,767,785
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     5,020,200
  Variation Margin on Futures...............................       507,094
  Investment Advisory Fee...................................       293,589
  Administrative Fee........................................        24,466
  Affiliates................................................        12,529
Trustees' Deferred Compensation and Retirement Plans........       196,101
Accrued Expenses............................................       122,020
                                                              ------------
    Total Liabilities.......................................     6,175,999
Preferred Shares (including accrued distributions)..........   225,075,054
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $373,516,732
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($373,516,732 divided by
  23,555,115 shares outstanding)............................  $      15.86
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 23,555,115 shares issued and
  outstanding)..............................................  $    235,551
Paid in Surplus.............................................   348,118,080
Net Unrealized Appreciation.................................    44,154,760
Accumulated Undistributed Net Investment Income.............     3,230,727
Accumulated Net Realized Loss...............................   (22,222,386)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $373,516,732
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 9,000 issued with liquidation preference of
  $25,000 per share)........................................  $225,000,000
                                                              ============

NET ASSETS INCLUDING PREFERRED SHARES.......................  $598,516,732
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $15,489,526
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,767,032
Preferred Share Maintenance.................................      319,587
Administrative Fee..........................................      147,253
Trustees' Fees and Related Expenses.........................       38,017
Legal.......................................................       24,788
Custody.....................................................       17,462
Other.......................................................      132,804
                                                              -----------
    Total Expenses..........................................    2,446,943
                                                              -----------
NET INVESTMENT INCOME.......................................  $13,042,583
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 2,940,451
  Futures...................................................   (3,001,740)
                                                              -----------
Net Realized Loss...........................................      (61,289)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   38,494,140
                                                              -----------
  End of the Period:
    Investments.............................................   44,577,576
    Futures.................................................     (422,816)
                                                              -----------
                                                               44,154,760
                                                              -----------
Net Unrealized Appreciation During the Period...............    5,660,620
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 5,599,331
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,294,439)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $17,347,475
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2003     OCTOBER 31, 2002
                                                    ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................   $ 13,042,583        $ 26,183,876
Net Realized Gain/Loss.............................        (61,289)          6,132,890
Net Unrealized Appreciation/Depreciation During the
  Period...........................................      5,660,620          (7,426,483)
Distributions to Preferred Shareholders:
  Net Investment Income............................     (1,294,439)         (3,147,858)
                                                      ------------        ------------
Change in Net Assets Applicable to Common Shares
  from Operations..................................     17,347,475          21,742,425
Distributions to Common Shareholders:
  Net Investment Income............................    (11,941,969)        (22,882,903)
                                                      ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON
  SHARES FROM INVESTMENT ACTIVITIES................      5,405,506          (1,140,478)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period............................    368,111,226         369,251,704
                                                      ------------        ------------
End of the Period (Including accumulated
  undistributed net investment income of $3,230,727
  and $3,424,552, respectively)....................   $373,516,732        $368,111,226
                                                      ============        ============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         SIX MONTHS
                                                           ENDED
                                                         APRIL 30,    -------------------
                                                            2003      2002 (a)     2001
                                                         --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD (b)............  $ 15.63     $ 15.68     $ 14.38
                                                          -------     -------     -------
  Net Investment Income.................................      .55        1.11        1.13
  Net Realized and Unrealized Gain/Loss.................      .24        (.06)       1.25
  Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income...............................     (.05)       (.13)       (.31)
    Net Realized Gain...................................      -0-         -0-         -0-
                                                          -------     -------     -------
Total from Investment Operations........................      .74         .92        2.07
Distributions Paid to Common Shareholders:
    Net Investment Income...............................     (.51)       (.97)       (.77)
    Net Realized Gain...................................      -0-         -0-         -0-
                                                          -------     -------     -------
NET ASSET VALUE, END OF THE PERIOD......................  $ 15.86     $ 15.63     $ 15.68
                                                          =======     =======     =======
Common Share Market Price at End of the Period..........  $ 14.85     $ 14.37     $ 13.78
Total Return (c)........................................    7.01%*     11.50%      19.22%
Net Assets Applicable to Common Shares at End of the
  Period (In millions)..................................  $ 373.5     $ 368.1     $ 369.3
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (d).....................................    1.34%       1.46%       1.63%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d).......................    7.13%       7.22%       7.49%
Portfolio Turnover......................................      18%*        38%         30%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (d)..................................     .83%        .90%       1.00%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (e).......................    6.42%       6.36%       5.44%
SENIOR SECURITIES:
Total Preferred Shares Outstanding......................    9,000       9,000       9,000
Asset Coverage Per Preferred Share (f)..................  $66,510     $65,910     $66,028
Involuntary Liquidating Preference Per Preferred
  Share.................................................  $25,000     $25,000     $25,000
Average Market Value Per Preferred Share................  $25,000     $25,000     $25,000

 * Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .02%. Per share, ratios, and supplemental data for the periods prior to October 31, 2002 have not been restated to reflect this change.

(b) Net Asset Value at March 26, 1993, is adjusted for common and preferred share offering costs of $.211 per common share.

(c) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(d) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(e) Ratios reflect the effect of dividend payments to preferred shareholders.

(f) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

                                                                                 MARCH 26, 1993
                                                                                 (COMMENCEMENT
YEAR ENDED OCTOBER 31,                                                           OF INVESTMENT
-----------------------------------------------------------------------------    OPERATIONS) TO
     2000       1999       1998       1997       1996       1995       1994     OCTOBER 31, 1993
------------------------------------------------------------------------------------------------
    $ 13.80   $  15.64   $  15.14   $  14.50   $  14.37   $  12.90   $  16.43       $  14.79
    -------   --------   --------   --------   --------   --------   --------       --------
       1.15       1.14       1.14       1.16       1.17       1.18       1.18            .64
        .63      (1.86)       .51        .63        .13       1.57      (3.34)          1.49
       (.39)      (.31)      (.34)      (.34)      (.34)      (.38)      (.24)          (.11)
        -0-        -0-        -0-        -0-        -0-        -0-       (.04)           -0-
    -------   --------   --------   --------   --------   --------   --------       --------
       1.39      (1.03)      1.31       1.45        .96       2.37      (2.44)          2.02
       (.81)      (.81)      (.81)      (.81)      (.83)      (.90)      (.91)          (.38)
        -0-        -0-        -0-        -0-        -0-        -0-       (.18)           -0-
    -------   --------   --------   --------   --------   --------   --------       --------
    $ 14.38   $  13.80   $  15.64   $  15.14   $  14.50   $  14.37   $  12.90       $  16.43
    =======   ========   ========   ========   ========   ========   ========       ========
    $ 12.25   $12.0625   $  14.75   $13.5625   $ 12.375   $  12.75   $  10.75       $  15.25
      8.56%    -13.29%     15.10%     16.61%      3.70%     27.67%    -23.52%          4.25%*
    $ 338.7   $  325.1   $  368.5   $  356.6   $  341.5   $  338.4   $  303.9       $  386.9
      1.77%      1.67%      1.67%      1.70%      1.77%      1.80%      1.70%          1.46%
      8.36%      7.56%      7.41%      7.93%      8.15%      8.67%      8.01%          6.72%
        25%        35%        24%        32%        42%        50%        79%            66%*
      1.05%      1.02%      1.03%      1.03%      1.06%      1.06%      1.03%          1.00%
      5.55%      5.50%      5.21%      5.61%      5.78%      5.90%      6.39%          5.59%
      9,000      9,000      4,500      4,500      4,500      4,500      4,500          4,500
    $62,631   $ 61,123   $131,890   $129,243   $125,881   $125,198   $117,532       $135,985
    $25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000       $ 50,000
    $25,000   $ 25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000       $ 50,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Value Municipal Income Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment. The Trust commenced investment operations on March 26, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, there were no when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the Trust had an accumulated capital loss carryforward for tax purposes of $22,151,605, which will expire between October 31, 2003 and October 31, 2007. Of this amount, $19,492,784 will expire on October 31, 2003.

    At April 30, 2003, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $541,499,745
                                                                ============
Gross tax unrealized appreciation...........................    $ 47,386,578
Gross tax unrealized depreciation...........................      (1,957,016)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 45,429,562
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2002 were as follows:

Distributions paid from:
  Ordinary income...........................................  $103,315
  Long-term capital gain....................................       -0-
                                                              --------
                                                              $103,315
                                                              ========

    As of October 31, 2002, the component of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $106,754

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of ..05% of the average daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the six months ended April 30, 2003, the Trust recognized expenses of approximately $14,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2003, the Trust recognized expenses of approximately $29,100 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust has implemented deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $144,108,626 and $102,037,476, respectively.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors, or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known an initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2003, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2002.............................      682
Futures Opened..............................................    2,110
Futures Closed..............................................   (1,763)
                                                               ------
Outstanding at April 30, 2003...............................    1,029
                                                               ======

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    The futures contracts outstanding as of April 30, 2003, and the description and unrealized appreciation/depreciation are as follows:

                                                                           UNREALIZED
                                                                          APPRECIATION/
                                                              CONTRACTS   DEPRECIATION
SHORT CONTRACTS:
  10-Year U.S. Treasury Notes Futures June 2003 (Current
    Notional Value of $115,125 per contract)................      198       $ (58,074)
  5-Year U.S. Treasury Notes Futures June 2003 (Current
    Notional Value of $113,750 per contract)................      831        (364,742)
                                                                -----       ---------
                                                                1,029       $(422,816)
                                                                =====       =========

5. PREFERRED SHARES

The Trust has outstanding 9,000 Auction Preferred Shares ("APS") in five series. Series A, B, C and D each contain 2,000 shares and Series E contains 1,000 shares. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend period for Series A and E is seven days. The dividend period for Series B, C and D is 28 days. The average rate in effect on April 30, 2003 was 1.036%. During the six months ended April 30, 2003, the rates ranged from 0.679% to 1.800%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, State Street Bank and Trust Company, as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing State Street Bank and Trust Company, P.O. Box 8200, Boston, MA 02266-8200. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

       Van Kampen Funds Inc.
        Attn: Closed-End Funds
         2800 Post Oak Blvd.
          Houston, TX 77056

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN VALUE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
VKV SAR 6/03                                                   Member NASD/SIPC.
                                                                11169F03-AS-6/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Value Municipal Income Trust
             -------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------------
Name: John Sullivan
Title: Principal Financial Officer
Date: June 23, 2003